Retirement Savings Plan	12 Months Ended
Dec. 31, 2021
Retirement Savings Plan [Abstract]
Retirement Savings Plan

10. Retirement Savings Plan

Effective November 17, 2017, the Company established the Cyngn Inc. 401(k) Plan for the exclusive benefit of all eligible employees and their beneficiaries with the intention to provide a measure of retirement security for the future. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA) and qualifies under Section 401(k) of the Internal Revenue Code. Cyngn Inc. did not offer and has not provided a company match for its 401(k) Plan.